Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 22	$ 16	$ 154
Marketable securities	3	1	79
Trade account receivables	5		3,673
Related parties	58	54	36
Other current assets		94	91
Total current assets	88	165	4,033
Property and Equipment, net	5	5	13
Intangible assets	8,100	9,000	1,924
Total assets	8,193	9,170	5,970
CURRENT LIABILITIES:
Accounts payable	1,908	1,525	3,184
Other accounts liabilities	668	741	2,560
Deferred revenue	578	537	583
Notes and Loan payable	111	109	110
Convertible Note		250
Related parties’ payables	187	10	4,919
Derivative liability		3
Stock based liabilities	143	742	225
Total current liabilities	3,595	3,917	11,581
LONG TERM LIABILITY:
EIDL Loan	89
Related party payables – Long term (Note 6)			806
Derivative liabilities - long term			33
Total long term liabilities	89		839
TOTAL LIABILITIES	3,684	3,917	12,420
STOCKHOLDERS’ EQUITY
Common stock subscribed			100
Series B preferred stock, $0.001 par value, designated 10,000,000; 10,000,000 issued and outstanding as of June 30, 2020 and December 31, 2019, respectively	10	10	10
Common stock, authorized 360,000,000 shares, $0.001 par value; 4,639,139 and 6,184,104 issued and outstanding as of June 30, 2020 and December 31, 2019, respectively	6	5	2
Additional paid in capital	27,897	25,246	12,160
Accumulated deficit	(22,789)	(19,390)	(18,070)
Total Cuestas Inc. stockholders’ equity	5,124	5,871	(5,798)
Non-controlling interest in subsidiaries	(615)	(618)	(652)
Total stockholders’ equity	4,509	5,253	(6,450)
Total liabilities and stockholders’ equity	$ 8,193	$ 9,170	$ 5,970